Submission	Oct. 23, 2026
Submission [Line Items]
Central Index Key	0002091349
Registrant Name	First Tracks Biotherapeutics, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES